ACCUMULATED OTHER COMPREHENSIVE INCOME ("AOCI") BY COMPONENT	12 Months Ended
Dec. 31, 2013
ACCUMULATED OTHER COMPREHENSIVE INCOME ("AOCI") BY COMPONENT
ACCUMULATED OTHER COMPREHENSIVE INCOME ("AOCI") BY COMPONENT

NOTE 2 – ACCUMULATED OTHER COMPREHENSIVE INCOME (“AOCI”) BY COMPONENT

Amounts reclassified from AOCI and the affected line items in the statements of income during the periods ended December 31, 2013, 2012 and 2011, were as follows:

				Affected Line Item in the Statements of Income
	Amounts Reclassified from AOCI
	Years Ended
	December 31, 2013	December 31, 2012	December 31, 2011
Unrealized gains (losses) on available-for-sale securities	$829	$2,294	$1,458	Realized gain (loss) on sale of securities
	(319)	(883)	(561)	Tax (expense) benefit
	$510	$1,411	$897	Net reclassified amount

Amortization of defined benefit pension items
Actuarial gains (losses)	$(190)	$-	$205
	73	-	(79)	Tax (expense) benefit
	$(117)	$-	$126	Net reclassified amount

Total reclassifications out of AOCI	$393	$1,411	$1,023